SCHEDULE OF STOCK OPTION OUTSTANDING (Details) - shares	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total option Outstanding	6,735,068	4,444,068	4,728,893
Legacy Plans [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total option Outstanding			543,106
Two Thousand Sixteen Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total option Outstanding			4,034,332
Two Thousand Nineteen Directors Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total option Outstanding			151,455
Two Thousand Twenty One Omnibus Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total option Outstanding		4,444,068